Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Capital surplus [Member]	Treasury stock [member]	Retained earnings [Member]	Other components of equity [member]	Equity attributable to owners of the parent [Member]	Non-controlling interests [Member]
Beginning balance (Effect of changes in accounting policy [member]) at Mar. 31, 2018	¥ (47,035)				¥ (46,833)	¥ (208)	¥ (47,041)	¥ 6
Beginning balance (Effect of hyperinflation [member]) at Mar. 31, 2018	5,442				(9,454)	14,896	5,442
Beginning balance (Adjusted balance [member]) at Mar. 31, 2018	8,192,502	¥ 86,067	¥ 171,118	¥ (113,271)	7,555,045	192,980	7,891,939	300,563
Beginning balance at Mar. 31, 2018	8,234,095	86,067	171,118	(113,271)	7,611,332	178,292	7,933,538	300,557
Comprehensive income for the year
Profit for the year	676,286				610,316		610,316	65,970
Other comprehensive income, net of tax	26,321					27,293	27,293	(972)
Total comprehensive income for the year	702,607				610,316	27,293	637,609	64,998
Reclassification to retained earnings					5,890	(5,890)
Transactions with owners and other
Dividends paid	(260,281)				(194,271)		(194,271)	(66,010)
Purchases of treasury stock	(64,557)			(64,557)			(64,557)
Disposal of treasury stock	1			1			1
Share-based payment transactions	342		342				342
Equity transactions and others
Total transactions with owners and other	(324,495)		342	(64,556)	(194,271)		(258,485)	(66,010)
Other changes	(4,824)				(3,343)		(3,343)	(1,481)
Ending balance at Mar. 31, 2019	8,565,790	86,067	171,460	(177,827)	7,973,637	214,383	8,267,720	298,070
Comprehensive income for the year
Profit for the year	509,932				455,746		455,746	54,186
Other comprehensive income, net of tax	(451,209)					(431,459)	(431,459)	(19,750)
Total comprehensive income for the year	58,723				455,746	(431,459)	24,287	34,436
Reclassification to retained earnings					(102,437)	102,437
Transactions with owners and other
Dividends paid	(252,488)				(196,795)		(196,795)	(55,693)
Purchases of treasury stock	(96,284)			(96,284)			(96,284)
Disposal of treasury stock	171			171			171
Share-based payment transactions	363		363				363
Equity transactions and others	(3,049)							(3,049)
Total transactions with owners and other	(351,287)		363	(96,113)	(196,795)		(292,545)	(58,742)
Other changes	12,797				12,797		12,797
Ending balance at Mar. 31, 2020	8,286,023	86,067	171,823	(273,940)	8,142,948	(114,639)	8,012,259	273,764
Comprehensive income for the year
Profit for the year	695,444				657,425		657,425	38,019
Other comprehensive income, net of tax	577,179					557,332	557,332	19,847
Total comprehensive income for the year	1,272,623				657,425	557,332	1,214,757	57,866
Reclassification to retained earnings					245,983	(245,983)
Transactions with owners and other
Dividends paid	(188,438)				(145,090)		(145,090)	(43,348)
Purchases of treasury stock	(6)			(6)			(6)
Disposal of treasury stock	160			160			160
Share-based payment transactions	226		226				226
Equity transactions and others	2,251							2,251
Total transactions with owners and other	(185,807)		226	154	(145,090)		(144,710)	(41,097)
Ending balance at Mar. 31, 2021	¥ 9,372,839	¥ 86,067	¥ 172,049	¥ (273,786)	¥ 8,901,266	¥ 196,710	¥ 9,082,306	¥ 290,533